Faegre Drinker Biddle & Reath LLP

One Logan Square

Philadelphia, PA 19103-6996

Telephone: (215) 988-2700

Fax: (215) 988-2757

www.faegredrinker.com

October 25, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RiverNorth Flexible Municipal Income Fund, Inc. (the “Fund”) 1940 Act File No. 811-23481

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is a shelf registration statement of the Fund filed pursuant to General Instruction A.2 on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer

cc:	David L. Williams
Jon Mohrhardt
Marc Collins